Related Party Transactions - Schedule of Summary of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Account payables to related parties
Amounts due to related parties		8,891	$ 175,933
Amount due (to)/from a beneficial owner		7,485
Accoplus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Account receivables due from a related party	[1]	11,265	22,928
Account payables to related parties	[2]		15,474
Accolade IP Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due from a related party	[3]		32,613
Amounts due to related parties	[4]	8,891	175,933
Winxam Consultancy Pte Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Account payables to related parties	[2]		1,748
Mr. Cheung Po, LUI [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due from a related party	[5]		103,005
Mr. Yuen Yuk, HAU [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due (to)/from a beneficial owner		$ (7,485)	41,134
Related Party [Member]
Condensed Financial Statements, Captions [Line Items]
Account payables to related parties			$ 17,222

[1]	Account receivables from a related company represented accounting and corporate secretarial services fee due to the Company.
[2]	Account payables to related companies represented IP registration services fee, marketing fee and administrative fee due from the Company.
[3]	The balance mainly represented collecting payments from debtors on behalf of the Company, advances to a related party and administrative expenses paid by the Company. Amount due from a related party is non-trade, unsecured, non-interest bearing and repayable on demand.
[4]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[5]	Collecting payments from debtors on behalf of the Company by a director. Amount due from a director is trade nature, unsecured, non-interest bearing and repayable on demand.